3. PROPERTY AND EQUIPMENT (Details)	Mar. 31, 2013
Furniture and Fixtures
Expected Useful Lives	5 years
Machinery and Equipment
Expected Useful Lives	5 years
Buildings
Expected Useful Lives	25 years
Vehicles
Expected Useful Lives	3 years
Computers
Expected Useful Lives	3 years